THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2025
(UNAUDITED)

Schedule of Investments
Mortgage-Backed Securities — 39.2%
	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES — 38.7%
FHLMC, Series 2022-5253, Class PL
4.00%, 08/25/52	2,000,000	1,776,998
FHLMC
4.00%, 05/01/44	283,922	271,513
5.00%, 06/01/41	55,345	56,101
FNMA, Series 2010-16, Class PA
4.50%, 02/25/40	13,010	12,999
FNMA, Series 2012-98, Class WZ
4.00%, 09/25/42	1,902,249	1,846,815
FNMA, Series 2015-45, Class ZY
2.50%, 07/25/45	1,281,023	1,094,238
FNMA
3.00%, 02/01/43 to 06/01/43 (a)	1,222,150	1,104,342
3.50%, 11/01/42 to 02/01/43 (a)	527,296	494,409
4.00%, 01/01/41 to 03/01/44 (a)	395,918	380,600
4.50%, 10/01/39 to 04/01/41 (a)	496,312	494,523
5.00%, 06/01/41	62,018	62,789
FNMA, Series 2023-70, Class B
5.25%, 01/25/54	805,138	821,924
FNMA, Series M3, Class X1
2.02%, 11/25/33 (b)(c)	9,014,549	599,206
FRESB Mortgage Trust, Series 2017-SB42, Class A10F
2.96%, 10/25/27 (b)	763,696	741,702
FRESB Mortgage Trust, Series 2018-SB52, Class A10F
3.48%, 06/25/28 (b)	1,614,423	1,577,744
GNMA, Series 2024-45, Class JZ
5.50%, 03/20/54	239,876	240,804
GNMA, Series 2017-46, Class A
2.50%, 11/16/57	295,202	242,938
GNMA, Series 2017-106, Class AC
2.60%, 04/16/51	149,714	136,670
GNMA, Series 2023-1, Class AL
5.00%, 01/20/53	1,500,000	1,462,855
GNMA, Series 2018-3, Class AG
2.50%, 10/16/58	185,649	159,280
GNMA, Series 2017-24, Class A
2.25%, 09/16/44	47,890	46,697
GNMA, Series 2024-45, Class DB
5.50%, 03/20/54	1,500,000	1,512,127

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2025
(UNAUDITED)

Mortgage-Backed Securities (continued)
	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2018-156, Class AD
3.25%, 08/16/59 (b)	314,989	293,985
GNMA, Series 2019-55, Class AH
3.15%, 03/16/61 (b)	701,672	611,646
GNMA, Series 2018-68, Class B
3.00%, 02/16/59 (b)	1,000,000	847,279
GNMA, Series 2012-100, Class BA
2.60%, 08/16/52 (b)	2,196,174	1,861,810
GNMA, Series 2023-147, Class BD
6.00%, 03/20/51	744,092	749,342
GNMA, Series 2020-3, Class AH
2.50%, 02/16/62	945,739	778,277
GNMA, Series 2023-111, Class ML
5.50%, 05/20/45	1,000,000	1,019,661
GNMA, Series 2022-146, Class PA
4.00%, 06/20/52	1,022,771	1,008,765
GNMA, Series 2020-8, Class AH
2.55%, 01/16/62	1,163,305	959,980
GNMA, Series 2023-150, Class DC
5.50%, 06/20/50	3,000,000	3,072,106
GNMA, Series 2012-83, Class AK
3.19%, 12/16/53 (b)	536,840	484,524
GNMA, Series 2019-2, Class AE
3.25%, 03/16/59	488,703	463,890
GNMA, Series 2017-70, Class AE
2.60%, 10/16/58	493,196	420,847
GNMA, Series 2017-69, Class AS
2.75%, 02/16/58	477,984	438,733
GNMA, Series 2018-129, Class AG
3.10%, 05/16/59	61,619	60,982
GNMA
2.50%, 06/20/51	595,414	491,954
3.50%, 05/20/43	352,602	329,713
4.00%, 01/20/41 to 04/20/43 (a)	330,509	315,658
		29,346,426
NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C
4.65%, 02/15/47 (b)	100,000	95,751

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2025
(UNAUDITED)

Mortgage-Backed Securities (continued)
	Principal Amount ($)	Value ($)
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C
4.11%, 07/15/46 (b)	191,000	170,195
Small Business Administration
PRIME + -2.650%, 4.85%, 06/25/34 (b)	118,475	117,822
		383,768
Total Mortgage-Backed Securities
(Cost $30,670,133)		29,730,194

Corporate Obligations — 35.3%

CONSUMER DISCRETIONARY — 0.8%
Aptiv Swiss Holdings
H15T5Y + 3.385%, 6.88%, 12/15/54 (b)	250,000	252,485
LKQ
6.25%, 06/15/33	325,000	342,453
		594,938
CONSUMER STAPLES — 0.3%
Walgreens Boots Alliance
4.65%, 06/01/46	250,000	233,694

ENERGY — 3.1%
BP Capital Markets
H15T5Y + 4.398%, 4.88% (b) (d)	250,000	247,409
Enbridge
H15T5Y + 4.431%, 8.50%, 01/15/84 (b)	1,250,000	1,391,710
Energy Transfer
5.95%, 10/01/43	250,000	237,498
H15T5Y + 4.020%, 8.00%, 05/15/54 (b)	500,000	531,942
		2,408,559
FINANCIALS — 10.3%
Arbor Realty Trust
4.50%, 03/15/27	1,750,000	1,620,031
Citigroup
H15T10Y + 2.757%, 7.00% (b) (d)	500,000	525,583
Everest Reinsurance Holdings
TSFR3M + 2.647%, 6.97%, 05/15/37 (b)	1,000,000	985,776
Lincoln National
TSFR3M + 2.302%, 6.57%, 04/20/67 (b)	1,650,000	1,371,675
TSFR3M + 2.619%, 6.94%, 05/17/66 (b)	1,750,000	1,489,927
H15T5Y + 5.318%, 9.25% (b) (d)	500,000	544,689

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2025
(UNAUDITED)

Corporate Obligations (continued)
	Principal Amount ($)	Value ($)
FINANCIALS (continued)
LPL Holdings
6.00%, 05/20/34	500,000	517,037
Oaktree Specialty Lending
7.10%, 02/15/29	200,000	205,877
PNC Financial Services Group
H15T7Y + 2.808%, 6.25% (b) (d)	500,000	514,114
		7,774,709
HEALTH CARE — 4.8%
Bayer US Finance II
4.88%, 06/25/48 (e)	250,000	204,870
CVS Health
6.13%, 09/15/39	725,000	743,324
H15T5Y + 2.886%, 7.00%, 03/10/55 (b)	250,000	257,853
CVS Pass-Through Trust
6.04%, 12/10/28	25,055	25,409
Elevance Health
5.85%, 11/01/64	500,000	485,489
Humana
5.55%, 05/01/35	500,000	502,796
5.75%, 04/15/54	1,525,000	1,420,564
		3,640,305
INDUSTRIALS — 3.8%
BNSF Funding Trust I
US0003M + 2.350%, 6.61%, 12/15/55 (b)	500,000	501,655
Boeing
3.30%, 03/01/35	225,000	185,536
5.81%, 05/01/50	750,000	719,251
6.63%, 02/15/38	250,000	269,190
Booz Allen Hamilton
5.95%, 04/15/35	750,000	761,167
Leidos Holdings
5.95%, 12/01/40	150,000	150,170
Southwest Airlines
7.38%, 03/01/27	250,000	259,334
		2,846,303
INFORMATION TECHNOLOGY — 3.0%
Intel
4.90%, 07/29/45	250,000	212,049
5.60%, 02/21/54	2,250,000	2,064,154
		2,276,203

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2025
(UNAUDITED)

Corporate Obligations (continued)
	Principal Amount ($)	Value ($)
MATERIALS — 0.6%
Dow Chemical
5.60%, 02/15/54	500,000	455,104

UTILITIES — 8.6%
American Electric Power
H15T5Y + 2.750%, 7.05%, 12/15/54 (b)	500,000	519,363
Dominion Energy
H15T5Y + 2.386%, 6.88%, 02/01/55 (b)	1,250,000	1,314,980
Duke Energy
H15T5Y + 2.588%, 6.45%, 09/01/54 (b)	500,000	513,906
Edison International
H15T5Y + 4.698%, 5.38% (b) (d)	725,000	682,603
Nevada Power
H15T5Y + 1.936%, 6.25%, 05/15/55 (b)	1,250,000	1,243,941
NextEra Energy Capital Holdings
H15T5Y + 2.457%, 6.75%, 06/15/54 (b)	250,000	259,368
NiSource
H15T5Y + 2.451%, 6.95%, 11/30/54 (b)	350,000	364,339
Pacific Gas and Electric
4.95%, 07/01/50	2,000,000	1,612,016
		6,510,516
Total Corporate Obligations
(Cost $26,942,123)		26,740,331

U.S. Government Agency Obligations — 8.1%

FFCB
1.88%, 2/11/2036	1,000,000	746,306
2.71%, 12/1/2036	389,000	317,081
2.74%, 4/1/2041	500,000	371,150
4.55%, 2/17/2033	1,000,000	978,105
4.70%, 8/16/2032	175,000	172,585
FHLB
2.00%, 2/25/2036	500,000	383,557
3.00%, 2/24/2037	500,000	417,967
5.70%, 3/25/2044	250,000	248,960
FHLMC MTN
1.54%, 8/17/2035	2,500,000	1,864,098
2.00%, 10/29/2040	1,000,000	669,784

Total U.S. Government Agency Obligations
(Cost $7,225,020)		6,169,593

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2025
(UNAUDITED)

U.S. Treasury Obligations — 5.2%
	Principal Amount ($)	Value ($)
U.S. Treasury Bonds
2.75%, 11/15/2047	1,500,000	1,066,640
3.00%, 8/15/2052	1,250,000	902,295
U.S. Treasury Note
4.25%, 5/15/2035	2,000,000	2,003,125

Total U.S. Treasury Obligations
(Cost $4,075,686)		3,972,060

Asset-Backed Securities — 4.0%

SBA Small Business Investment Company, Series 2023-10B, Class 1
5.69%, 9/10/2033	1,344,634	1,398,816
SBA Small Business Investment Company, Series 2018-10B, Class 1
3.55%, 9/10/2028	561,684	554,012
SBA Small Business Investment Company, Series 2018-10A, Class 1
3.19%, 3/10/2028	391,832	383,151
Small Business Administration, Series 2018-20H, Class 1
3.58%, 8/1/2038	679,835	659,711

Total Asset-Backed Securities
(Cost $2,994,955)		2,995,690

Municipal Bonds — 2.1%

CALIFORNIA — 1.1%
Modesto Irrigation District RB
7.20%, 10/01/40	500,000	563,926
San Francisco City & County Redevelopment Financing Authority TA
8.26%, 08/01/29	300,000	321,327
		885,253
MICHIGAN — 0.1%
Comstock Park Public Schools GO
Insured: Q-SBLF
6.30%, 05/01/26	70,000	70,118

NEW YORK — 0.4%
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	320,000	268,530

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2025
(UNAUDITED)

Municipal Bonds (continued)
	Principal Amount ($)	Value ($)
OREGON — 0.5%
Multnomah County School District No 1J Portland GO
ST INTERCEPT
2.40%, 06/30/38	500,000	370,345

Total Municipal Bonds
(Cost $1,662,797)		1,594,246

Preferred Stock — 1.9%
	Shares
COMMUNICATION SERVICES — 0.3%
Telephone and Data Systems 6.00% (d)	10,385	183,815

FINANCIALS — 0.9%
Arbor Realty Trust 6.38% (d)	1,335	22,815
Bank of Hawaii 8.00% (d)	25,389	663,669
Reinsurance Group of America 7.13%, 10/15/2052 (b)	51	1,297
RiverNorth/DoubleLine Strategic Opportunity Fund 4.38% (d)	976	16,719
		704,500
REAL ESTATE — 0.7%
CTO Realty Growth 6.38% (d)	27,486	553,293

UTILITIES — 0.0%
SCE Trust VI 5.00% (d)	25	400

Total Preferred Stock
(Cost $1,660,874)		1,442,008

Registered Investment Companies — 1.5%

DoubleLine Income Solutions Fund	9,193	112,522
DoubleLine Opportunistic Credit Fund	295	4,537
PIMCO Dynamic Income Fund	10,000	189,700
PIMCO Dynamic Income Opportunities Fund	20,000	269,600
RiverNorth/DoubleLine Strategic Opportunity Fund	61,339	524,449

Total Registered Investment Companies
(Cost $1,272,983)		1,100,808

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
FIXED INCOME FUND
JUNE 30, 2025
(UNAUDITED)

Common Stock — 0.0%
	Shares	Value ($)
HEALTH CARE — 0.0%
Endo (f)	230	4,827

REAL ESTATE — 0.0%
Creative Media & Community Trust	272	2,185

Total Common Stock
(Cost $403,287)		7,012

Total Investments - 97.3%		73,751,942
(Cost $76,907,858)
Other Assets & Liabilities, Net - 2.7%		2,084,534
Net Assets - 100.0%		75,836,476

(a)	Securities are grouped by coupon and represent a range of maturities.
(b)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(c)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Perpetual security with no stated maturity date.
(e)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2025, these securities amounted to $204,870 or 0.3% of Net Assets of the Fund.

(f)	Non-income producing security.

FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GNMA — Government National Mortgage Association
GO — General Obligation
H15T5Y— US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate
H15T7Y— US Treasury Yield Curve Rate T Note Constant Maturity 7 Year Rate
H15T10Y— US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate
JPMBB — JPMorgan Chase Bank
MTN — Medium Term Note
RB — Revenue Bond
TA — Tax Allocation
TSFR3M — Term Secured Overnight Financing Rate 3 Month
US0003M — ICE LIBOR USD 3 Month

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2025
(UNAUDITED)

Schedule of Investments
Foreign Common Stock — 56.2%
	Shares	Value ($)
CANADA — 8.4%
ENERGY — 8.4%
PrairieSky Royalty	205,375	3,555,117
Suncor Energy	104,720	3,921,764
		7,476,881
DENMARK — 3.5%
INDUSTRIALS — 3.5%
DSV (a)	13,074	3,130,783

FRANCE — 27.4%
COMMUNICATION SERVICES — 18.8%
Bollore	1,239,539	7,755,303
CANAL+SA (a)	1,391,460	4,343,665
Lagardere (a)	182,896	4,637,344
		16,736,312
INDUSTRIALS — 8.6%
Cie de L'Odet (a)	4,398	7,702,566

		24,438,878
INDIA — 1.6%
FINANCIALS — 1.6%
Fairfax India Holdings, Class G (a)(b)	78,675	1,455,015

JAPAN — 2.0%
COMMUNICATION SERVICES — 2.0%
Nintendo	6,000	576,552
Nintendo ADR	51,164	1,228,959
		1,805,511
NETHERLANDS — 4.5%
FINANCIALS — 2.8%
EXOR (a)	25,100	2,522,080

HEALTH CARE — 1.7%
Koninklijke Philips (a)	61,225	1,468,176

		3,990,256
SWITZERLAND — 4.8%
REAL ESTATE — 4.8%
International Workplace Group	1,484,357	4,247,180

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2025
(UNAUDITED)

Foreign Common Stock (continued)
	Shares	Value ($)
UNITED KINGDOM — 4.0%
CONSUMER DISCRETIONARY — 4.0%
Entain	290,938	3,592,172

Total Foreign Common Stock
(Cost $37,161,100)		50,136,676

Common Stock — 21.8%

COMMUNICATION SERVICES — 4.6%
Alphabet, Class A	11,620	2,047,793
Liberty Media-Liberty Formula One, Class A (a)	21,599	2,051,041
		4,098,834
CONSUMER DISCRETIONARY — 1.5%
Tandy Leather Factory (a)	427,838	1,326,298

CONSUMER STAPLES — 0.6%
J G Boswell	963	524,835

ENERGY — 0.8%
Natural Resource Partners	7,696	735,045
Pardee Resources	101	30,199
		765,244
FINANCIALS — 9.4%
Berkshire Hathaway, Class B (a)	5,055	2,455,567
Burford Capital (c)	303,614	4,329,536
Capital One Financial	2,845	605,214
CME Group, Class A	3,500	964,670
		8,354,987
HEALTH CARE — 2.2%
Joint (a)	167,843	1,936,908

INDUSTRIALS — 0.9%
Delta Air Lines	16,500	811,470

MATERIALS — 1.8%
Keweenaw Land Association (a)	52,595	1,625,238

Total Common Stock
(Cost $13,049,278)		19,443,814

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2025
(UNAUDITED)

U.S. Treasury Obligations — 18.9%
	Principal Amount ($)	Value ($)
U.S. Treasury Bills
4.24%, 11/28/2025 (d)	1,020,000	1,002,464
4.24%, 8/5/2025 (d)	755,000	751,877
4.25%, 10/7/2025 (d)	505,000	499,222
4.26%, 10/21/2025 (d)	1,275,000	1,258,337
4.30%, 8/21/2025 (d)	1,275,000	1,267,200
4.33%, 9/9/2025 (d)	760,000	753,762
U.S. Treasury Bonds
1.38%, 8/15/2050	2,000,000	986,094
U.S. Treasury Notes
0.88%, 11/15/2030	5,815,000	4,987,953
1.88%, 2/15/2032	1,200,000	1,054,125
3.50%, 9/15/2025	1,030,000	1,028,873
3.88%, 8/15/2033	2,750,000	2,708,105
4.63%, 4/30/2031	525,000	545,098

Total U.S. Treasury Obligations
(Cost $16,507,179)		16,843,110

U.S. Government Agency Obligations — 0.8%

FFCB
2.87%, 2/25/2030	500,000	474,612
FHLB
2.50%, 3/18/2038	300,000	230,379

Total U.S. Government Agency Obligations
(Cost $694,752)		704,991

Mortgage-Backed Securities — 0.4%

AGENCY MORTGAGE-BACKED SECURITIES — 0.4%
FHLMC
5.00%, 06/01/41	17,501	17,741

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2025
(UNAUDITED)

Mortgage-Backed Securities (continued)
	Principal Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
FNMA
3.00%, 02/01/43 to 06/01/43 (e)	158,157	142,912
3.50%, 11/01/42 to 02/01/43 (e)	71,694	67,222
4.00%, 02/01/44	19,467	18,683
4.50%, 02/01/40 to 01/01/41 (e)	34,953	34,808
5.00%, 06/01/41	19,612	19,855
FNMA, Series 2004-354, Class 1
0.00%, 12/25/34 (f)(g)	1,074	917
FNMA, Series 2012-93, Class SW
SOFR30A + 5.986%, 1.68%, 09/25/42 (h)(i)	11,952	1,375
GNMA
3.00%, 04/20/43 to 06/20/43 (e)	30,486	27,722
3.50%, 05/20/43	31,413	29,374
4.00%, 01/20/41 to 04/20/43 (e)	34,359	32,739
4.50%, 05/20/40 to 03/20/41 (e)	11,819	11,727
		405,075
Total Mortgage-Backed Securities
(Cost $459,702)		405,075

Special Purpose Acquisition Company — 0.0%
	Shares
Pershing Square Tontine (j)	42,443	—
Total Special Purpose Acquisition Company
(Cost $–)		—

Warrants — 0.0%
	Units
WARRANTS — 0.0%
Pershing Square Tontine, Expires 12/31/2049 (a)(j)	10,610	—

Total Warrants
(Cost $–)		—

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2025
(UNAUDITED)

Asset-Backed Security — 0.0%
	Principal Amount ($)	Value ($)
Bear Stearns Asset-Backed Securities Trust, Series 2003-ABF1, Class A
TSFR1M + 0.854%, 5.17%, 1/25/2034 (h)	1	1

Total Asset-Backed Security
(Cost $–)		1

Corporate Obligations — 0.0%

COMMUNICATION SERVICES — 0.0%
iHeartCommunications
6.38%, 05/01/26	545	515
8.38%, 05/01/27	132	105
		620
Total Corporate Obligations
(Cost $767)		620

Total Investments - 98.1%		87,534,287
(Cost $67,872,778)
Other Assets & Liabilities, Net - 1.9%		1,717,047
Net Assets - 100.0%		89,251,334

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2025, these securities amounted to $1,455,015 or 1.6% of Net Assets of the Fund.

(c)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.
(d)	Interest rate represents the security's effective yield at the time of purchase.
(e)	Securities are grouped by coupon and represent a range of maturities.
(f)	Zero coupon security.
(g)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(h)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION
TOTAL RETURN FUND
JUNE 30, 2025
(UNAUDITED)

(i)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(j)	Level 3 security in accordance with fair market hierarchy..

ADR — American Depositary Receipt
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
SOFR30A — Secured Overnight Financing Rate 30-day Average
TSFR1M— Term Secured Overnight Financing Rate 1 Month

BRK-QH-001-1000